Loans and borrowings - Additional Information (Details) kr in Millions			12 Months Ended
	May 15, 2019 USD ($)	May 15, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 15, 2018 EUR (€)	Jun. 15, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Dec. 20, 2017 EUR (€)	May 03, 2017 EUR (€)	May 03, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual principal payment | $	$ 9,600,000	$ 9,600,000	$ 12,100,000
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group			5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total			80.00%
Guarantee amount				€ 44,700,000		kr 450	€ 43,000,000.0
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount				29,800,000		kr 300	28,700,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount				836,500,000	$ 926,000,000.00			$ 935,600,000		$ 953,400,000					$ 610,000,000.0
Incremental term loan | $												$ 50,000,000.0
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 558,000,000.0					€ 500,000,000.0
Incremental term loan											€ 58,000,000.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount														€ 400,000,000.0
Interest rate														3.25%	3.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				80,000,000.0
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility				€ 16,100,000			€ 17,200,000
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Capitalised transaction costs														€ 9,800,000
Deferred borrowing costs | Senior US Debt and Senior Euro Debt
Disclosure of detailed information about borrowings [line items]
Capitalised transaction costs													€ 2,500,000
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			100.00%
Senior USD Debt | Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount | $										$ 300,000,000.0